Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 136,429	$ 19,650	¥ 292,017	¥ 187,447
Deferred	(103,800)	(14,950)	(6,475)	5,334
Income tax expense	¥ 32,629	$ 4,700	¥ 285,542	¥ 192,781